RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

In August 2009, the Company signed a one year lease for office space to be used by Two Rivers Water Company in Walsenburg Colorado. The rate is $600 per month. The building is owned by an officer of a subsidiary of the Company. Management believes that this rent payment approximates the fair market value. This lease was terminated in January, 2011 and replaced by a month-to-month signage lease at $200 per month.

On January 29, 2010, the Company purchased 5 shares of the Mutual Ditch Company from a company that is owned by a current director of the Company with a seller carry back note of $9,000, or 90% of the purchase price. The Company paid the same amount per share and financing as to other sellers of shares of the Mutual Ditch Company. In January 2011, the Company offered to prepay seller financing notes for a 50% discount. On February 21, 2011, the Company paid $5,000 to fully pay the $9,000 note.